American Century Investments®
Quarterly Portfolio Holdings
Avantis®Credit ETF (AVGB)
May 31, 2026

Avantis Credit ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.1%
Aerospace and Defense — 1.1%
Airbus SE, 1.375%, 5/13/31	EUR	100,000	107,565
General Electric Co., 6.75%, 3/15/32		100,000	110,576
			218,141
Automobiles — 2.6%
American Honda Finance Corp., 4.80%, 3/5/30		100,000	100,034
BMW U.S. Capital LLC, 3.375%, 2/2/34	EUR	190,000	217,526
Mercedes-Benz International Finance BV, 3.25%, 11/15/30	EUR	100,000	117,030
Toyota Motor Credit Corp., 5.10%, 3/21/31		100,000	102,170
			536,760
Banks — 19.5%
Banco Bilbao Vizcaya Argentaria SA, 4.375%, 10/14/29	EUR	100,000	121,976
Bank of America Corp., VRN, 4.48%, 4/23/30		130,000	129,443
Bank of Montreal, 4.42%, 7/17/29	CAD	100,000	74,608
BNP Paribas SA, 1.25%, 7/13/31	GBP	100,000	111,491
BPCE SA, 4.375%, 7/13/28	EUR	200,000	239,258
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27		150,000	149,220
Citizens Financial Group, Inc., VRN, 5.84%, 1/23/30		125,000	128,356
Commerzbank AG, VRN, 3.125%, 9/3/31	EUR	200,000	229,791
Cooperatieve Rabobank UA, 4.00%, 1/10/30	EUR	200,000	239,798
Credit Agricole SA, VRN, 3.125%, 1/26/29	EUR	200,000	233,781
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30		125,000	128,837
HSBC Holdings PLC, VRN, 3.02%, 6/15/27	EUR	100,000	116,688
ING Bank NV, 4.125%, 10/2/26	EUR	100,000	117,337
Intesa Sanpaolo SpA, 5.25%, 1/13/30	EUR	140,000	174,949
KeyCorp, VRN, 5.31%, 1/28/37		50,000	49,296
Lloyds Banking Group PLC, VRN, 3.875%, 5/14/32	EUR	100,000	118,881
Nordea Bank Abp, 3.625%, 3/15/34	EUR	200,000	235,022
Royal Bank of Canada, 5.15%, 2/1/34		200,000	204,541
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30		230,000	232,644
Societe Generale SA, VRN, 3.50%, 3/1/32	EUR	200,000	231,829
Standard Chartered PLC, VRN, 4.20%, 3/4/32	EUR	150,000	179,635
Swedbank AB, 3.25%, 9/24/29	EUR	150,000	175,418
Toronto-Dominion Bank, 5.30%, 1/30/32		100,000	102,408
Truist Financial Corp., VRN, 4.96%, 10/23/36		30,000	29,097
UniCredit SpA, 4.00%, 3/5/34	EUR	200,000	238,939
			3,993,243
Beverages — 1.1%
Coca-Cola Co., 3.45%, 3/25/30		110,000	106,925
Constellation Brands, Inc., 4.95%, 11/1/35		125,000	121,787
			228,712
Biotechnology — 1.5%
AbbVie, Inc., 4.95%, 3/15/31		200,000	203,577
Amgen, Inc., 5.25%, 3/2/33		100,000	102,175
			305,752
Capital Markets — 7.1%
Affiliated Managers Group, Inc., 5.50%, 2/15/36		125,000	123,681
Brookfield Finance, Inc., 5.68%, 1/15/35		75,000	76,541
Brookfield Finance, Inc., 5.33%, 1/15/36		30,000	29,650

Deutsche Bank AG, VRN, 6.82%, 11/20/29		150,000	157,328
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	50,000	50,096
Goldman Sachs Group, Inc., VRN, 3.50%, 1/23/33	EUR	90,000	104,602
Intercontinental Exchange, Inc., 3.625%, 9/1/28		150,000	147,573
Lazard Group LLC, 4.375%, 3/11/29		135,000	133,965
Morgan Stanley, VRN, 0.50%, 2/7/31	EUR	100,000	105,219
MSCI, Inc., 5.15%, 3/15/36		130,000	126,565
Nasdaq, Inc., 5.55%, 2/15/34		200,000	206,610
UBS Group AG, VRN, 4.40%, 9/23/31(1)		200,000	196,425
			1,458,255
Chemicals — 2.8%
BASF SE, 3.125%, 6/29/28	EUR	300,000	351,892
Dow Chemical Co., 5.35%, 3/15/35		130,000	128,716
LYB International Finance III LLC, 6.15%, 5/15/35		85,000	88,166
			568,774
Communications Equipment — 1.0%
Cisco Systems, Inc., 5.05%, 2/26/34		200,000	202,873
Construction and Engineering — 1.6%
Bouygues SA, 1.125%, 7/24/28	EUR	100,000	112,311
Vinci SA, 1.75%, 9/26/30	EUR	200,000	220,453
			332,764
Consumer Finance — 2.9%
American Express Co., VRN, 4.80%, 10/24/36		40,000	38,722
Andrew W Mellon Foundation, 0.95%, 8/1/27		150,000	144,477
Capital One Financial Corp., VRN, 5.46%, 7/26/30		220,000	224,414
Sumisho Air Lease Corp., 4.50%, 3/24/29(1)		190,000	188,877
			596,490
Consumer Staples Distribution & Retail — 1.0%
Kroger Co., 5.00%, 9/15/34		100,000	99,042
Tesco Corporate Treasury Services PLC, 0.375%, 7/27/29	EUR	100,000	107,190
			206,232
Diversified REITs — 6.5%
Boston Properties LP, 4.50%, 12/1/28		100,000	99,743
Essex Portfolio LP, 4.875%, 2/15/36		130,000	125,617
Federal Realty OP LP, 3.20%, 6/15/29		180,000	172,874
Host Hotels & Resorts LP, 4.25%, 12/15/28		90,000	89,311
Host Hotels & Resorts LP, 5.50%, 4/15/35		50,000	50,113
Invitation Homes Operating Partnership LP, 4.875%, 2/1/35		130,000	126,312
Mid-America Apartments LP, 1.10%, 9/15/26		110,000	109,049
Prologis LP, 5.00%, 3/15/34		200,000	199,994
Simon Property Group LP, 4.75%, 9/26/34		210,000	205,573
Ventas Realty LP, 4.00%, 3/1/28		150,000	148,820
			1,327,406
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.60%, 12/17/29	EUR	200,000	228,933
Bell Telephone Co. of Canada or Bell Canada, 4.55%, 2/9/30	CAD	140,000	104,567
British Telecommunications PLC, 5.75%, 12/7/28	GBP	50,000	68,988
			402,488
Electric Utilities — 1.5%
ENEL Finance International NV, 3.875%, 3/9/29	EUR	100,000	119,063
Pacific Gas & Electric Co., 6.00%, 8/15/35		85,000	87,796
Southern Co., 3.70%, 4/30/30		100,000	96,897
			303,756
Financial Services — 1.1%
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	100,000	115,291
Nykredit Realkredit AS, 4.00%, 7/17/28	EUR	100,000	118,649
			233,940

Food Products — 2.0%
Conagra Brands, Inc., 5.30%, 10/1/26		100,000	100,395
Hershey Co., 4.95%, 2/24/32		100,000	101,940
Kraft Heinz Foods Co., 3.75%, 4/1/30		110,000	106,598
Mars, Inc., 4.55%, 4/20/28(1)		100,000	100,436
			409,369
Ground Transportation — 0.6%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)		130,000	126,870
Health Care Equipment and Supplies — 1.1%
Becton Dickinson Euro Finance SARL, 3.55%, 9/13/29	EUR	100,000	118,073
Medtronic Global Holdings SCA, 3.00%, 10/15/28	EUR	100,000	116,802
			234,875
Health Care Providers and Services — 2.1%
Elevance Health, Inc., 4.75%, 2/15/30		100,000	100,594
Humana, Inc., 5.375%, 4/15/31		125,000	126,987
UnitedHealth Group, Inc., 4.90%, 4/15/31		100,000	101,324
Universal Health Services, Inc., 4.625%, 10/15/29		100,000	99,254
			428,159
Health Care REITs — 0.6%
Omega Healthcare Investors, Inc., 3.625%, 10/1/29		135,000	129,768
Hotels, Restaurants and Leisure — 1.7%
Expedia Group, Inc., 5.50%, 4/15/36		140,000	138,568
Hyatt Hotels Corp., 5.40%, 12/15/35		130,000	128,919
Marriott International, Inc., 5.25%, 10/15/35		90,000	90,389
			357,876
Household Durables — 0.4%
Toll Brothers Finance Corp., 5.60%, 6/15/35		85,000	86,966
Industrial Conglomerates — 1.1%
Siemens Financieringsmaatschappij NV, 3.00%, 11/22/28	EUR	200,000	234,436
Insurance — 5.0%
Allstate Corp., 5.95%, 4/1/36		120,000	126,668
Athene Global Funding, 5.58%, 1/9/29(1)		100,000	101,469
Chubb INA Holdings LLC, 4.65%, 8/15/29		150,000	151,274
Fairfax Financial Holdings Ltd., 3.95%, 3/3/31	CAD	150,000	109,187
MetLife, Inc., 5.70%, 6/15/35		55,000	57,597
Principal Financial Group, Inc., 3.70%, 5/15/29		135,000	132,014
Prudential Financial, Inc., 5.20%, 3/14/35		125,000	125,803
Wynnton Funding Trust, 5.25%, 8/15/35(1)		225,000	223,678
			1,027,690
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.375%, 11/15/32		75,000	74,014
Alphabet, Inc., 4.70%, 11/15/35		75,000	73,774
Meta Platforms, Inc., 4.875%, 5/15/33		50,000	49,871
			197,659
Machinery — 0.5%
Caterpillar Financial Services Corp., 4.70%, 11/15/29		100,000	101,120
Media — 0.4%
Videotron Ltd., 3.125%, 1/15/31	CAD	120,000	84,608
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		100,000	99,694
Multi-Utilities — 0.5%
Engie SA, 1.375%, 2/28/29	EUR	100,000	111,813
Oil, Gas and Consumable Fuels — 6.9%
BP Capital Markets America, Inc., 4.70%, 4/10/29		100,000	100,776
Chevron USA, Inc., 4.69%, 4/15/30		100,000	101,005

ConocoPhillips Co., 5.00%, 1/15/35		200,000	200,543
Enbridge, Inc., 5.30%, 4/5/29		100,000	101,988
Enbridge, Inc., 4.73%, 8/22/34	CAD	120,000	89,528
Energy Transfer LP, 5.25%, 4/15/29		100,000	101,769
Exxon Mobil Corp., 2.61%, 10/15/30		150,000	139,867
Inter Pipeline Ltd./AB, 5.76%, 2/17/28	CAD	130,000	97,799
Kinder Morgan, Inc., 5.40%, 2/1/34		100,000	102,493
Pembina Pipeline Corp., 5.21%, 1/12/34	CAD	225,000	173,041
TotalEnergies Capital International SA, 0.75%, 7/12/28	EUR	100,000	111,673
Williams Cos., Inc., 2.60%, 3/15/31		100,000	90,723
			1,411,205
Personal Care Products — 0.5%
Unilever Finance Netherlands BV, 1.625%, 2/12/33	EUR	100,000	104,847
Pharmaceuticals — 3.3%
AstraZeneca PLC, 3.75%, 3/3/32	EUR	200,000	239,585
Bayer AG, 4.625%, 5/26/33	EUR	175,000	214,664
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	200,000	231,403
			685,652
Semiconductors and Semiconductor Equipment — 1.1%
Infineon Technologies AG, 1.625%, 6/24/29	EUR	200,000	223,220
Software — 2.6%
AppLovin Corp., 5.50%, 12/1/34		150,000	151,514
Oracle Corp., 5.20%, 9/26/35		55,000	52,403
Salesforce, Inc., 5.55%, 3/15/36		125,000	125,941
ServiceNow, Inc., 5.40%, 5/15/36		200,000	201,579
			531,437
Specialized REITs — 2.5%
American Tower Corp., 3.80%, 8/15/29		100,000	97,774
Equinix, Inc., 3.20%, 11/18/29		210,000	200,542
VICI Properties LP, 5.125%, 5/15/32		100,000	99,273
Weyerhaeuser Co., 7.375%, 3/15/32		100,000	111,957
			509,546
Specialty Retail — 1.7%
AutoZone, Inc., 4.00%, 4/15/30		125,000	122,223
Richemont International Holding SA, 1.50%, 3/26/30	EUR	200,000	220,167
			342,390
Technology Hardware, Storage and Peripherals — 1.2%
Dell International LLC/EMC Corp., 5.10%, 2/15/36		125,000	124,546
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		125,000	124,776
			249,322
Textiles, Apparel and Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 9/7/33	EUR	200,000	235,647
NIKE, Inc., 2.85%, 3/27/30		110,000	103,968
			339,615
Water Utilities — 0.6%
American Water Capital Corp., 4.45%, 6/1/32		125,000	122,909
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., 5.90%, 9/21/33	CAD	170,000	135,541
Vodafone Group PLC, 1.625%, 11/24/30	EUR	100,000	108,709
			244,250
TOTAL CORPORATE BONDS (Cost $19,170,616)			19,310,882
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class		149,912	149,912

Treasury Bills(2) — 4.6%
U.S. Treasury Bills, 3.69%, 6/4/26	200,000	199,939
U.S. Treasury Bills, 3.66%, 6/25/26	250,000	249,396
U.S. Treasury Bills, 3.71%, 7/16/26(3)	250,000	248,872
U.S. Treasury Bills, 3.67%, 8/20/26	250,000	248,010
		946,217
TOTAL SHORT-TERM INVESTMENTS (Cost $1,096,144)		1,096,129
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $20,266,760)		20,407,011
OTHER ASSETS AND LIABILITIES — 0.5%		109,802
TOTAL NET ASSETS — 100.0%		$20,516,813

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	873,706	CAD	1,200,511	Morgan Stanley & Co. LLC	6/22/26	$2,144
USD	5,515,004	EUR	4,746,874	Morgan Stanley & Co. LLC	6/22/26	(26,625)
USD	1,562,444	EUR	1,340,000	Morgan Stanley & Co. LLC	6/22/26	(1,909)
USD	181,199	GBP	135,248	Morgan Stanley & Co. LLC	6/22/26	(932)
						$(27,322)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$882,000	$61,767	$21,046	$82,813
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $937,755, which represented 4.6% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $107,513.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$19,310,882	—
Short-Term Investments	$149,912	946,217	—
	$149,912	$20,257,099	—
Other Financial Instruments
Swap Agreements	—	$82,813	—
Forward Foreign Currency Exchange Contracts	—	2,144	—
	—	$84,957	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$29,466	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.